Non-current asset held for sale and discontinued operations	12 Months Ended
Dec. 31, 2025
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]	D.36. Information related to Opella, presented within assets held for sale and discontinued operations
On April 30 2025, the Opella transaction was closed (see Note D.1.) triggering loss of control, and resulting in the derecognition of all assets and liabilities of Opella subsidiaries. As of December 31, 2024, all Opella assets and associated liabilities were classified as held for sale (see Note D.8.), in accordance with IFRS 5.

(€ million)	December 31, 2024
Assets
Property, plant and equipment owned	760
Right-of-use assets	116
Goodwill	7,255
Other intangible assets	2,928
Inventories	600
Accounts receivable	989
Other assets	841
Total assets held for sale	13,489
Liabilities
Lease liabilities	112
Non-current provisions and other non-current liabilities	204
Accounts payable	797
Current provisions and other current liabilities	570
Other liabilities	448
Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, have been measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below details the main items presented within Net income from discontinued operations:

(€ million)	2025	2024	2023
Net sales and other revenues (a)	1,736	5,092	4,942
Operating income (a)	264	305	915
Gain on disposal of Opella before tax	2,718	—	—
Income before tax and investments accounted for using the equity method	2,990	288	902
Income tax expense (b)	(116)	(240)	(585)
Net income from discontinued operations (Opella)	2,874	64	338
(a) In 2025, these lines include the net sales, other revenues and operating income of Opella until the date of loss of control (see Note D.1.).
(b) In 2025, this line includes an expense of €108 million related to the tax impact on the gain arising on the loss of control of Opella (see Note D.1.).
Net income from the Opella discontinued operation was €274 million lower in 2024 than in 2023. This year-on-year change reflects in particular the acceleration in 2024 of the transformational project to create the standalone Opella entity - transaction costs incurred in 2024 in respect of the proposed Opella transfer - and changes in gains from asset divestments within the Opella scope between the two periods.
In addition, net income from the Opella discontinued operation for the year ended December 31, 2024 includes a net tax expense of €122 million relating to the tax cost of the legal restructuring of the Opella scope. For the year ended December 31, 2023, net income from the Opella discontinued operation includes a €365 million deferred tax liability recognized in respect of investments in consolidated entities in light of the proposed separation of the Opella business.
The table below presents basic and diluted earnings per share from discontinued operations (Opella), in accordance with IAS 33
(Earnings per Share):

(€ million)	2025	2024	2023
Net income from discontinued operations (Opella)	2,874	64	338
Average number of shares outstanding (million)	1,220.4	1,251.4	1,251.7
Average number of shares after dilution (million)	1,225.6	1,256.1	1,256.4
Basic earnings per share (in euros)	2.35	0.04	0.25
Diluted earnings per share (in euros)	2.34	0.04	0.25